Other income & finance costs (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Other income

(a) Other income	December 31, 2019	December 31, 2018

Gain on disposal of assets	$656	$130
Interest and other income	3,154	16,151
Income from royalty sale	8,075	—
	$11,885	$16,281

Finance costs

(b) Finance costs	December 31, 2019	December 31, 2018

Asset retirement obligation accretion	$2,532	$2,038
Interest on the senior secured notes	18,087	—
Interest on the term loan	6,611	—
Interest on the 2012 notes	17,525	36,750
Write-off of unamortized transaction costs of 2012 notes and ARCA (note 16(b))	3,559	—
Interest expense on lease liabilities	1,828	407
Other interest and financing costs	3,196	3,192
Redemption option derivative gain (note 16(a))	(4,224)	—
Total finance costs	$49,114	$42,387
Less: Capitalized interest	3,848	36,750
	$45,266	$5,637